Trade receivables (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 7,107	$ 8,066
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,107	8,066
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	6,791	7,664
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	146	190
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	66	110
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	64	62
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	38	23
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	53	79
Trade receivables [member] | Provision for doubtful receivable [member]
Analysis of overdue amounts [line items]
Provision for doubtful receivable	$ (51)	$ (62)